Horizon International Equity ETF
Schedule of Investments
August 31, 2026 (Unaudited)

COMMON STOCKS - 97.1%	Shares	Value
Australia - 2.3%
Banks - 0.3%
Commonwealth Bank of Australia	3,784	$ 433,587

Broadline Retail - 0.2%
Wesfarmers Ltd.	4,717	268,523

Commercial Services & Supplies - 0.1%
Brambles Ltd.	17,862	250,750

Consumer Staples Distribution & Retail - 0.2%
Coles Group Ltd.	16,122	277,734

Diversified Telecommunication Services - 0.1%
Telstra Group Ltd.	77,667	259,914

Financial Services - 0.2%
Washington H Soul Pattinson & Co. Ltd. Old	8,508	271,187

Insurance - 0.3%
QBE Insurance Group Ltd.	27,097	432,238

Metals & Mining - 0.7%
Fortescue Ltd.	29,662	376,227
Rio Tinto Ltd.	5,354	670,689
		1,046,916
Oil, Gas & Consumable Fuels - 0.2%
Woodside Energy Group Ltd.	16,978	394,435
Total Australia		3,635,284

Austria - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
OMV AG	3,005	239,096

Belgium - 1.3%
Beverages - 0.5%
Anheuser-Busch InBev SA	10,147	804,764

Biotechnology - 0.3%
Argenx SE (a)	478	486,151

Insurance - 0.2%
Ageas SA	3,578	313,779

Pharmaceuticals - 0.3%
UCB SA	1,495	373,871
Total Belgium		1,978,565

Brazil - 0.7%
Beverages - 0.2%

Ambev SA	104,413	303,876

Capital Markets - 0.2%
B3 SA - Brasil Bolsa Balcao	103,218	324,701

Metals & Mining - 0.3%
Vale SA	35,762	540,203
Total Brazil		1,168,780

Canada - 10.1%
Aerospace & Defense - 0.2%
Bombardier, Inc. - Class B (a)	1,332	288,168

Automobile Components - 0.2%
Magna International, Inc.	4,459	292,773

Banks - 2.7%
Royal Bank of Canada	7,776	1,590,042
Toronto-Dominion Bank	22,298	2,697,576
		4,287,618
Consumer Staples Distribution & Retail - 0.4%
Alimentation Couche-Tard, Inc.	9,702	584,311

Ground Transportation - 0.4%
Canadian National Railway Co.	4,930	615,561

Insurance - 0.3%
Great-West Lifeco, Inc.	4,759	305,981
iA Financial Corp., Inc.	1,678	239,457
		545,438
Metals & Mining - 3.1%
Agnico Eagle Mines Ltd.	7,463	1,514,355
Barrick Mining Corp.	29,471	1,321,777
Kinross Gold Corp.	22,124	677,472
Pan American Silver Corp.	8,480	440,352
Wheaton Precious Metals Corp.	5,734	864,227
		4,818,183
Oil, Gas & Consumable Fuels - 2.4%
Canadian Natural Resources Ltd.	26,767	1,342,068
Cenovus Energy, Inc.	21,820	700,910
Imperial Oil Ltd.	2,322	305,155
Suncor Energy, Inc.	16,415	1,098,281
Whitecap Resources, Inc.	25,786	334,151
		3,780,565
Trading Companies & Distributors - 0.2%
Toromont Industries Ltd.	1,641	237,113

Wireless Telecommunication Services - 0.2%
Rogers Communications, Inc. - Class B	7,610	280,745
Total Canada		15,730,475

China - 4.5%
Air Freight & Logistics - 0.2%
ZTO Express Cayman, Inc.	10,950	233,572

Banks - 0.6%

Bank of China Ltd. - Class H	543,000	408,716
China CITIC Bank Corp. Ltd. - Class H	223,000	237,696
China Merchants Bank Co. Ltd. - Class H	50,500	328,250
		974,662
Communications Equipment - 0.1%
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. - Class H (b)	7,000	148,869

Entertainment - 0.4%
NetEase, Inc.	22,200	544,914

Hotels, Restaurants & Leisure - 0.1%
Yum China Holdings, Inc.	4,800	215,798

Insurance - 0.8%
China Life Insurance Co. Ltd. - Class H	127,000	490,926
China Pacific Insurance Group Co. Ltd. - Class H	60,800	234,406
Ping An Insurance Group Co. of China Ltd. - Class H	68,500	494,189
		1,219,521
Interactive Media & Services - 0.2%
Baidu, Inc. - Class A (a)	17,500	214,775
Kuaishou Technology (b)	36,300	155,509
		370,284
Life Sciences Tools & Services - 0.2%
Wuxi Biologics Cayman, Inc. (a)(b)	53,500	333,349

Machinery - 0.3%
Weichai Power Co. Ltd. - Class H	47,000	190,915
Yangzijiang Shipbuilding Holdings Ltd.	73,665	280,496
		471,411
Metals & Mining - 0.6%
China Hongqiao Group Ltd.	65,000	189,234
CMOC Group Ltd. - Class H	105,000	225,714
Zijin Mining Group Co. Ltd. - Class H	112,000	523,246
		938,194
Oil, Gas & Consumable Fuels - 0.3%
PetroChina Co. Ltd. - Class H	342,000	443,728

Technology Hardware, Storage & Peripherals - 0.6%
Lenovo Group Ltd.	158,000	605,518
Xiaomi Corp. - Class B (a)(b)	80,600	284,006
		889,524
Textiles, Apparel & Luxury Goods - 0.1%
ANTA Sports Products Ltd.	23,400	231,957
Total China		7,015,783

Denmark - 1.0%
Biotechnology - 0.2%
Genmab AS (a)	899	296,433

Electrical Equipment - 0.2%
Vestas Wind Systems AS	9,634	320,063

Pharmaceuticals - 0.6%
Novo Nordisk AS	21,816	991,228
Total Denmark		1,607,724

Finland - 0.6%

Communications Equipment - 0.2%
Nokia Oyj	26,279	266,416

Insurance - 0.1%
Sampo Oyj	19,699	222,544

Machinery - 0.1%
Wartsila OYJ Abp	5,210	168,781

Oil, Gas & Consumable Fuels - 0.2%
Neste Oyj	7,063	261,544
Total Finland		919,285

France - 6.0%
Automobile Components - 0.2%
Cie Generale des Etablissements Michelin SCA	9,476	385,239

Banks - 0.7%
BNP Paribas SA	9,184	1,096,422

Chemicals - 0.4%
Air Liquide SA	3,552	699,491

Construction & Engineering - 0.7%
Bouygues SA	3,836	197,031
Eiffage SA	1,666	210,930
Vinci SA	4,833	635,197
		1,043,158
Diversified Telecommunication Services - 0.2%
Orange SA	14,672	262,536

Electrical Equipment - 0.3%
Legrand SA	3,262	517,384

Insurance - 0.6%
AXA SA	17,951	898,676

IT Services - 0.2%
Capgemini SE	2,027	252,516

Media - 0.2%
Publicis Groupe SA	3,295	386,366

Multi-Utilities - 0.2%
Engie SA	9,527	272,225

Oil, Gas & Consumable Fuels - 1.3%
TotalEnergies SE	23,959	2,101,964

Personal Care Products - 0.3%
L'Oreal SA	956	427,186

Pharmaceuticals - 0.4%
Ipsen SA	1,149	217,676
Sanofi SA	3,792	338,317

		555,993
Textiles, Apparel & Luxury Goods - 0.3%
LVMH Moet Hennessy Louis Vuitton SE	1,002	527,583
Total France		9,426,739

Germany - 2.7%
Air Freight & Logistics - 0.5%
DHL AG	11,399	743,321

Construction Materials - 0.2%
Heidelberg Materials AG	1,492	285,517

Diversified Telecommunication Services - 0.5%
Deutsche Telekom AG	23,185	764,287

Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	3,400	231,585

Insurance - 1.2%
Allianz SE	2,696	1,411,695
Hannover Rueck SE	736	220,735
Talanx AG	1,669	242,716
		1,875,146
Pharmaceuticals - 0.2%
Bayer AG	5,759	328,046
Total Germany		4,227,902

Hong Kong - 2.2%
Automobiles - 0.2%
Geely Automobile Holdings Ltd.	143,000	321,084

Food Products - 0.1%
WH Group Ltd. (b)	214,000	202,439

Industrial Conglomerates - 0.2%
CK Hutchison Holdings Ltd.	39,000	350,771

Insurance - 0.8%
AIA Group Ltd.	81,600	793,779
Prudential PLC	30,448	419,995
		1,213,774
Machinery - 0.3%
Techtronic Industries Co. Ltd.	26,000	449,451

Real Estate Management & Development - 0.6%
China Resources Land Ltd.	59,000	226,262
CK Asset Holdings Ltd.	44,500	257,175
Sun Hung Kai Properties Ltd.	26,500	392,845
		876,282
Total Hong Kong		3,413,801

Ireland - 0.9%
Broadline Retail - 0.4%
PDD Holdings, Inc. - ADR (a)	7,406	622,104

Passenger Airlines - 0.2%
Ryanair Holdings PLC	12,794	344,772

Trading Companies & Distributors - 0.3%
AerCap Holdings NV	2,891	421,912
Total Ireland		1,388,788

Israel - 1.3%
Aerospace & Defense - 0.1%
Elbit Systems Ltd.	340	239,687

Banks - 0.5%
Bank Hapoalim BM	17,912	462,784
Mizrahi Tefahot Bank Ltd.	3,508	272,080
		734,864
Insurance - 0.2%
Phoenix Financial Ltd.	4,955	311,226

Pharmaceuticals - 0.3%
Teva Pharmaceutical Industries Ltd. - ADR (a)	11,431	412,087

Semiconductors & Semiconductor Equipment - 0.2%
Nova Ltd. (a)	544	190,531
Tower Semiconductor Ltd. (a)	1,049	214,785
		405,316
Total Israel		2,103,180

Italy - 3.0%
Aerospace & Defense - 0.2%
Leonardo SpA	4,117	247,330

Banks - 1.0%
BPER Banca SPA	27,793	460,160
UniCredit SpA	11,324	1,106,725
		1,566,885
Electric Utilities - 0.4%
Enel SpA	32,058	350,809
Terna - Rete Elettrica Nazionale	20,924	236,820
		587,629
Electrical Equipment - 0.3%
Prysmian SpA	3,895	543,813

Gas Utilities - 0.1%
Italgas SpA	18,184	185,574

Insurance - 0.7%
Generali	13,678	708,113
Unipol Assicurazioni SpA	9,766	320,118
		1,028,231
Oil, Gas & Consumable Fuels - 0.3%
Eni SpA	16,583	448,900
Total Italy		4,608,362

Japan - 15.0%
Automobile Components - 0.5%

Bridgestone Corp.	12,200	316,551
Sumitomo Electric Industries Ltd.	35,500	493,555
		810,106
Automobiles - 0.2%
Suzuki Motor Corp.	18,900	263,476

Banks - 0.5%
Japan Post Bank Co. Ltd.	16,800	358,084
Sumitomo Mitsui Trust Group, Inc.	38,500	428,260
		786,344
Beverages - 0.2%
Kirin Holdings Co. Ltd.	13,800	263,820

Broadline Retail - 0.2%
Ryohin Keikaku Co. Ltd.	10,900	295,306

Building Products - 0.3%
Daikin Industries Ltd.	3,600	476,732

Chemicals - 0.6%
Asahi Kasei Corp.	20,700	213,026
Shin-Etsu Chemical Co. Ltd.	20,400	769,134
		982,160
Electrical Equipment - 1.1%
Fuji Electric Co. Ltd.	2,900	251,424
Fujikura Ltd.	22,400	771,766
Mitsubishi Electric Corp.	21,800	762,147
		1,785,337
Electronic Equipment, Instruments & Components - 1.2%
Keyence Corp.	2,100	1,099,756
Murata Manufacturing Co. Ltd.	17,800	801,251
		1,901,007
Financial Services - 0.4%
ORIX Corp.	15,300	601,848

Food Products - 0.2%
Ajinomoto Co., Inc.	10,300	348,298

Gas Utilities - 0.1%
Tokyo Gas Co. Ltd.	5,300	205,232

Ground Transportation - 0.2%
Central Japan Railway Co.	12,100	301,156

Health Care Equipment & Supplies - 0.3%
Hoya Corp.	2,500	384,977

Insurance - 1.3%
Daiichi Life Group, Inc.	34,000	391,293
MS&AD Insurance Group Holdings, Inc.	11,300	361,246
Sompo Holdings, Inc.	13,200	566,009
Tokio Marine Holdings, Inc.	14,900	718,838
		2,037,386
Machinery - 1.2%
Ebara Corp.	6,700	196,323
FANUC Corp.	11,400	432,094
Komatsu Ltd.	11,000	512,163

Kubota Corp.	15,700	288,202
SMC Corp.	1,000	442,629
		1,871,411
Marine Transportation - 0.2%
Nippon Yusen KK	6,000	264,413

Oil, Gas & Consumable Fuels - 0.2%
Inpex Corp.	15,400	381,457

Pharmaceuticals - 0.8%
Astellas Pharma, Inc.	27,000	400,817
Otsuka Holdings Co. Ltd.	7,300	559,781
Shionogi & Co. Ltd.	13,300	242,314
		1,202,912
Real Estate Management & Development - 0.1%
Mitsui Fudosan Co. Ltd.	21,400	203,953

Semiconductors & Semiconductor Equipment - 2.5%
Advantest Corp.	8,300	1,750,404
Lasertec Corp.	1,500	315,868
SCREEN Holdings Co. Ltd.	3,500	297,966
Tokyo Electron Ltd.	4,400	1,554,529
		3,918,767
Specialty Retail - 0.6%
Fast Retailing Co. Ltd.	1,900	861,690

Technology Hardware, Storage & Peripherals - 0.2%
FUJIFILM Holdings Corp.	14,400	305,578

Textiles, Apparel & Luxury Goods - 0.2%
Asics Corp.	11,800	332,394

Trading Companies & Distributors - 0.6%
Sumitomo Corp.	43,500	487,826
Toyota Tsusho Corp.	10,500	491,512
		979,338
Wireless Telecommunication Services - 1.1%
KDDI Corp.	15,600	289,003
SoftBank Corp.	168,900	250,680
SoftBank Group Corp.	33,700	1,096,964
		1,636,647
Total Japan		23,401,745

Luxembourg - 0.4%
Energy Equipment & Services - 0.2%
Tenaris SA	8,751	243,242

Metals & Mining - 0.2%
ArcelorMittal SA	4,873	362,820
Total Luxembourg		606,062

Mexico - 1.3%
Banks - 0.2%
Grupo Financiero Banorte SAB de CV	26,035	295,191

Beverages - 0.2%

Fomento Economico Mexicano SAB de CV	28,134	339,003

Metals & Mining - 0.6%
Grupo Mexico SAB de CV - Class B	53,053	726,012
Industrias Penoles SAB de CV	5,157	272,407
		998,419
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV	335,956	387,616
Total Mexico		2,020,229

Netherlands - 4.9%
Banks - 0.4%
ING Groep NV	19,307	683,657

Broadline Retail - 0.2%
Prosus NV	6,199	275,993

Consumer Staples Distribution & Retail - 0.3%
Koninklijke Ahold Delhaize NV	11,251	400,552

Diversified Telecommunication Services - 0.2%
Koninklijke KPN NV	49,837	239,193

Semiconductors & Semiconductor Equipment - 3.8%
ASML Holding NV	3,420	5,767,268
BE Semiconductor Industries NV	946	214,820
		5,982,088
Total Netherlands		7,581,483

Norway - 0.4%
Chemicals - 0.1%
Yara International ASA	4,386	214,049

Oil, Gas & Consumable Fuels - 0.3%
Equinor ASA	11,398	487,209
Total Norway		701,258

Peru - 0.2%
Banks - 0.2%
Credicorp Ltd.	787	288,341

Poland - 0.4%
Metals & Mining - 0.2%
KGHM Polska Miedz SA	2,717	260,436

Oil, Gas & Consumable Fuels - 0.2%
ORLEN SA	9,757	403,790
Total Poland		664,226

Singapore - 0.6%
Banks - 0.2%
Oversea-Chinese Banking Corp. Ltd.	14,191	351,900

Capital Markets - 0.2%
Singapore Exchange Ltd.	15,466	310,269

Hotels, Restaurants & Leisure - 0.2%
Trip.com Group Ltd. (a)	5,800	265,788
Total Singapore		927,957

South Africa - 1.4%
Banks - 0.2%
Standard Bank Group Ltd.	12,084	238,442

Broadline Retail - 0.2%
Naspers Ltd.	5,737	280,780

Insurance - 0.1%
Discovery Ltd.	13,038	209,102

Metals & Mining - 0.6%
Gold Fields Ltd.	14,998	689,664
Impala Platinum Holdings Ltd.	21,863	305,264
		994,928
Wireless Telecommunication Services - 0.3%
MTN Group Ltd.	34,763	407,992
Total South Africa		2,131,244

South Korea - 6.5%
Aerospace & Defense - 0.2%
Hanwha Aerospace Co. Ltd.	294	236,729

Air Freight & Logistics - 0.1%
Hyundai Glovis Co. Ltd.	1,360	206,196

Automobile Components - 0.2%
Hyundai Mobis Co. Ltd.	1,057	350,248

Automobiles - 0.2%
Kia Corp.	3,857	369,185

Banks - 0.2%
Shinhan Financial Group Co. Ltd.	3,613	287,488

Electrical Equipment - 0.1%
HD Hyundai Electric Co. Ltd.	367	209,431

Household Durables - 0.2%
LG Electronics, Inc.	1,687	266,868

Industrial Conglomerates - 0.5%
Samsung C&T Corp.	1,473	405,220
SK Square Co. Ltd.	371	281,110
		686,330
Insurance - 0.2%
Samsung Life Insurance Co. Ltd.	1,286	287,532

Machinery - 0.3%
HD Hyundai Heavy Industries Co. Ltd.	509	167,175
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1,037	264,061

		431,236
Metals & Mining - 0.1%
POSCO Holdings, Inc.	808	199,845

Oil, Gas & Consumable Fuels - 0.1%
HD Hyundai Co. Ltd.	1,170	187,221

Semiconductors & Semiconductor Equipment - 1.8%
SK hynix, Inc.	2,228	2,725,173

Technology Hardware, Storage & Peripherals - 2.3%
Samsung Electronics Co. Ltd.	19,097	3,627,956
Total South Korea		10,071,438

Spain - 2.0%
Banks - 0.9%
Banco Bilbao Vizcaya Argentaria SA	34,653	1,007,486
CaixaBank SA	23,275	355,781
		1,363,267
Construction & Engineering - 0.2%
ACS Actividades de Construccion y Servicios SA	2,747	325,778

Electric Utilities - 0.2%
Endesa SA	5,615	274,580

Oil, Gas & Consumable Fuels - 0.3%
Repsol SA	16,375	518,304

Specialty Retail - 0.2%
Industria de Diseno Textil SA	5,887	396,606

Transportation Infrastructure - 0.2%
Aena SME SA (b)	7,845	240,748
Total Spain		3,119,283

Sweden - 2.4%
Building Products - 0.2%
Assa Abloy AB - Class B	7,524	280,609

Communications Equipment - 0.3%
Telefonaktiebolaget LM Ericsson - Class B	38,667	390,479

Financial Services - 0.9%
Industrivarden AB	4,433	249,012
Investor AB (a)	27,249	1,175,295
		1,424,307
Hotels, Restaurants & Leisure - 0.2%
Evolution AB (a)(b)	3,163	274,964

Machinery - 0.5%
Alfa Laval AB	4,142	248,581
Atlas Copco AB - Class B	12,721	236,950
Sandvik AB	7,762	311,529
		797,060
Metals & Mining - 0.2%
Boliden AB	6,126	361,126

Wireless Telecommunication Services - 0.1%
Tele2 AB - Class B	12,765	226,508
Total Sweden		3,755,053

Switzerland - 6.1%
Beverages - 0.2%
Coca-Cola HBC AG	4,272	264,536

Capital Markets - 1.1%
UBS Group AG	31,085	1,702,782

Diversified Telecommunication Services - 0.2%
Swisscom AG	446	345,666

Electrical Equipment - 0.7%
ABB Ltd.	11,873	1,160,348

Insurance - 0.1%
Swiss Re AG	1,326	230,555

Machinery - 0.2%
VAT Group AG (b)	410	304,019

Metals & Mining - 0.3%
Glencore PLC	48,568	391,961

Pharmaceuticals - 2.6%
Novartis AG	11,123	1,696,074
Roche Holding AG	5,392	2,353,309
		4,049,383
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV	4,166	208,150

Technology Hardware, Storage & Peripherals - 0.2%
Logitech International SA	2,417	237,409

Textiles, Apparel & Luxury Goods - 0.4%
Cie Financiere Richemont SA	2,804	666,529
Total Switzerland		9,561,338

Taiwan - 8.8%
Banks - 0.2%
CTBC Financial Holding Co. Ltd.	138,588	282,663

Communications Equipment - 0.3%
Accton Technology Corp.	7,420	476,001

Electrical Equipment - 0.2%
Bizlink Holding, Inc.	4,688	320,691

Electronic Equipment, Instruments & Components - 1.1%
Chroma ATE, Inc.	6,083	375,849
Delta Electronics, Inc.	8,459	490,655
Largan Precision Co. Ltd.	2,020	487,138

Yageo Corp.	22,738	390,651
		1,744,293
Insurance - 0.3%
Cathay Financial Holding Co. Ltd.	135,972	473,643

Semiconductors & Semiconductor Equipment - 5.8%
ASPEED Technology, Inc.	646	327,053
Hon Precision, Inc.	1,426	263,425
MediaTek, Inc.	6,701	829,122
Taiwan Semiconductor Manufacturing Co. Ltd.	92,178	6,988,465
United Microelectronics Corp.	162,498	660,811
		9,068,876
Technology Hardware, Storage & Peripherals - 0.9%
Asia Vital Components Co. Ltd.	5,515	595,450
King Slide Works Co. Ltd.	1,594	712,532
		1,307,982
Total Taiwan		13,674,149

Thailand - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Delta Electronics Thailand PCL	37,111	278,668

United Kingdom - 8.3%
Aerospace & Defense - 0.7%
Rolls-Royce Holdings PLC	51,025	1,057,959

Beverages - 0.2%
Coca-Cola Europacific Partners PLC	2,751	297,163

Broadline Retail - 0.2%
Next PLC	1,764	372,276

Capital Markets - 0.3%
3i Group PLC	11,772	451,094

Consumer Staples Distribution & Retail - 0.2%
Tesco PLC	53,129	329,208

Diversified Consumer Services - 0.2%
Pearson PLC	13,727	229,431

Electronic Equipment, Instruments & Components - 0.2%
Halma PLC	5,950	292,820

Hotels, Restaurants & Leisure - 0.3%
Compass Group PLC	16,466	504,683

Metals & Mining - 1.2%
Endeavour Mining PLC	4,931	316,836
Rio Tinto PLC	15,549	1,616,821
		1,933,657
Oil, Gas & Consumable Fuels - 2.2%
BP PLC	112,029	781,005
Shell PLC	58,214	2,638,131
		3,419,136
Pharmaceuticals - 1.4%

AstraZeneca PLC	7,957	1,290,569
GSK PLC	34,451	865,231
		2,155,800
Professional Services - 0.1%
Intertek Group PLC	2,805	222,155

Tobacco - 0.8%
British American Tobacco PLC	22,166	1,240,138

Wireless Telecommunication Services - 0.3%
Vodafone Group PLC	258,292	414,557
Total United Kingdom		12,920,077

United States - 1.4%
Biotechnology - 0.3%
BeOne Medicines Ltd. (a)	16,800	461,663

Hotels, Restaurants & Leisure - 0.2%
Restaurant Brands International, Inc.	3,935	306,720

Metals & Mining - 0.6%
Anglogold Ashanti PLC	8,251	922,508

Trading Companies & Distributors - 0.3%
Sunbelt Rentals Holdings, Inc.	5,736	414,261
Total United States		2,105,152
TOTAL COMMON STOCKS (Cost $136,923,702)		151,271,467

EXCHANGE TRADED FUNDS - 1.0%	Shares	Value
iShares MSCI India ETF (a)	30,653	1,523,454
TOTAL EXCHANGE TRADED FUNDS (Cost $1,564,695)		1,523,454

PREFERRED STOCKS - 0.7%	Shares	Value
Brazil - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Petroleo Brasileiro SA - Petrobras, 0.00%	77,556	671,901

South Korea - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Samsung Electronics Co. Ltd., 0.00%	3,267	445,196
TOTAL PREFERRED STOCKS (Cost $909,806)		1,117,097

REAL ESTATE INVESTMENT TRUSTS - 0.5%	Shares	Value
Australia - 0.2%
Industrial REITs - 0.2%
Goodman Group	17,424	346,238

France - 0.3%
Retail REITs - 0.3%
Klepierre SA	5,264	229,045
Unibail-Rodamco-Westfield	2,527	286,009
Total France		515,054
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $872,198)		861,292

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.5%	Shares		Value
First American Government Obligations Fund - Class X, 3.59% (c)	758,714		758,714
TOTAL MONEY MARKET FUNDS (Cost $758,714)			758,714

TOTAL INVESTMENTS - 99.8% (Cost $141,029,115)			155,532,024
Other Assets in Excess of Liabilities - 0.2%		0.00210	327,785
TOTAL NET ASSETS - 100.0%			$ 155,859,809

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PCL - Public Company Limited
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2026, the value of these securities total $1,943,903 or 1.2% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Horizon International Equity ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 151,271,467	$ –	$ –	$ 151,271,467
Exchange Traded Funds	1,523,454	–	–	1,523,454
Preferred Stocks	1,117,097	–	–	1,117,097
Real Estate Investment Trusts	861,292	–	–	861,292
Money Market Funds	758,714	–	–	758,714
Total Investments	$ 155,532,024	$ –	$ –	$ 155,532,024

Refer to the Schedule of Investments for further disaggregation of investment categories.